PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT, NET

10.	PROPERTY AND EQUIPMENT, NET

The changes in property and equipment, net are as follows:

	Land	Buildings	Leasehold improvement	Machinery and equipment	Vehicles	Total
	JPY’000
At cost	440,389	191,076	412,394	265,690	11,600	1,321,149
Accumulated depreciation	—	(22,011)	(120,797)	(123,008)	(8,299)	(274,115)
Balance as of June 30, 2024	440,389	169,065	291,597	142,682	3,301	1,047,034

Change in carrying amounts:
Addition	—	—	21,382	950	23,745	46,077
Depreciation	—	(5,620)	(30,132)	(31,721)	(2,280)	(69,753)
Disposal/Written-off	—	—	(33,950)	—	—	(33,950)
Total change in carrying amounts	—	(5,620)	(42,700)	(30,771)	21,465	(57,626)

At cost	440,389	191,076	391,500	266,640	35,345	1,324,950
Accumulated depreciation	—	(27,631)	(142,603)	(154,729)	(10,579)	(335,542)
Balance as of June 30, 2025	440,389	163,445	248,897	111,911	24,766	989,408

Change in carrying amounts:
Addition	—	—	45,455	3,640	—	49,095
Depreciation	—	(3,746)	(27,835)	(30,428)	(5,009)	(67,018)
Disposal/Written-off	(440,389)	(159,699)	(38,620)	(5,789)	—	(644,497)
Total change in carrying amounts	(440,389)	(163,445)	(21,000)	(32,577)	(5,009)	(662,420)

At cost	—	—	378,914	258,736	33,200	670,850
Accumulated depreciation	—	—	(151,017)	(179,402)	(13,443)	(343,862)
Balance as of June 30, 2026	—	—	227,897	79,334	19,757	326,988

Balance as of June 30, 2026 (US$’000)	—	—	1,401	488	122	2,011